Trading liabilities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Trading liabilities	24Trading liabilities

	2024	2023
	$m	$m
Deposits by banks[1]	7,671	6,779
Customer accounts[1]	10,709	8,955
Other debt securities in issue (Note 26)	73	27
Other liabilities – net short positions in securities	47,529	57,389
At 31 Dec	65,982	73,150
1‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.